S000011204 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Combined Index (60% S&P 500 & 40% Bloomberg U.S. Aggregate Bond Index) (reflects no deduction for expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.70%	8.47%	9.79%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		14.45%	9.41%	9.73%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.22%	7.27%	7.54%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.67%	6.98%	7.29%
Class X
Prospectus [Line Items]
Average Annual Return, Percent	[2]	14.55%	9.49%	9.77%

[1]	The Combined Index is a composite blend of 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Aggregate Bond Index and represents a broad measure of the U.S. stock and bond markets, including market sectors in which the Fund may invest.
[2]	The Fund’s Class X shares launched on May 1, 2022. In the table above, Class X returns for periods prior to its launch are calculated using performance of the Fund’s Class I shares.